UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 62,828,156	$ 85,194,502
Amounts due from related parties	$ 2,449	$ 8,309
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Prepayments and other current assets	$ 2,532,759	$ 2,575,194
Total current assets	65,363,364	87,778,005
Property, equipment and software, net	901,383	1,125,389
Operating lease right-of-use assets	214,556	283,645
Other non-current assets	37,440	81,386
TOTAL ASSETS	66,516,743	89,268,425
Current liabilities:
Accounts payable	3,626,223	4,241,773
Amounts due to related parties	$ 14,448,405	$ 13,187,966
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accruals and other current liabilities	$ 3,676,273	$ 2,816,038
Income tax payable	4,121	5,265
Short-term borrowings	2,095,382	4,868,956
Current portion of long-term borrowings	4,539,994	12,923,599
Current portion of operating lease liabilities	125,851	141,341
Total current liabilities	28,516,249	38,184,938
Long-term borrowings		417,339
Operating lease liabilities	88,705	142,304
TOTAL LIABILITIES	28,604,954	38,744,581
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 640,000,000 shares authorized, and 58,886,944 shares issued and outstanding as of December 31, 2024; and 640,000,000 shares authorized, and 58,914,087 shares issued and outstanding as of June 30, 2025)	5,891	5,889
Additional paid-in capital	364,254,280	362,220,445
Accumulated other comprehensive loss	(1,695,555)	(526,903)
Accumulated deficit	(324,652,827)	(311,175,587)
Total shareholders' equity	37,911,789	50,523,844
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 66,516,743	$ 89,268,425